Long-term debt	9 Months Ended
May 31, 2026
Long-term debt.
Long-term debt

15. Long-term debt

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
Term loans, bearing interest at rates varying between 9.44% and 13.87%, repayable in monthly instalments of $13,609, ending December 2026	—	189,864
Equipment loan bearing interest at 7% per annum repayable in monthly instalments of $8,154 maturing July 11, 2030	352,750	397,680
Equipment loan bearing interest at 6.75% per annum repayable in monthly instalments of $15,947 maturing June 1, 2030	669,205	775,740
Promissory note bearing interest at variable rates repayable in monthly instalments of $25,000 maturing May 15, 2026	15,000	200,042
Bridge loan bearing interest at 8% per annum compounded monthly and repayable at the later of 90 days from the date of issuance or upon closing of certain equity financing, secured by a moveable hypotec on the assets of the Vision Marine segment [note 23]	813,082	—
Small Business Administration loan bearing interest at 3.75% repayable in monthly instalments of principal and interest of $730, maturing in September 2050	150,000	—
Small Business Administration interest-free loan repayable in monthly instalments of $1,000	141,193	149,029
Equipment loans from First Horizon Bank averaging interest at 4.53% with varying maturities extending between September 2025 and January 2028	147,267	252,795
Automobile loans bearing interest at rates varying between 0% to 1.9% per annum extending between May 2026 and February 2028	40,417	65,845
	2,328,914	2,030,995
Current portion of long-term debt	1,201,224	657,110
	1,127,690	1,373,885